Finance Costs, Net	6 Months Ended
Jun. 30, 2018
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Finance Costs, Net

Note 8: Finance Costs, Net

The components of finance costs, net, include interest expense (income) and other finance costs (income) as follows:

	Three months ended June 30,		Six months ended June 30,
	2018	2017	2018	2017
Interest expense:
Debt	74	81	144	162
Derivative financial instruments - hedging activities	2	1	3	3
Other, net	1	-	2	4
Fair value losses (gains) on financial instruments:
Cash flow hedges, transfer from equity	28	(37)	68	(44)
Net foreign exchange (gains) losses on debt	(28)	37	(68)	44
Net interest expense - debt and other	77	82	149	169
Net interest expense - pension and other post-employment benefit plans	7	8	14	15
Interest income	(3)	(1)	(4)	(3)
Net interest expense	81	89	159	181

	Three months ended June 30,		Six months ended June 30,
	2018	2017	2018	2017
Net (gains) losses due to changes in foreign currency exchange rates	(5)	42	(18)	63
Net (gains) losses on derivative instruments	(9)	18	(3)	25
Other finance (income) costs	(14)	60	(21)	88

Net (gains) losses due to changes in foreign currency exchange rates

Net (gains) losses due to changes in foreign currency exchange rates were principally comprised of amounts related to certain intercompany funding arrangements.

Net (gains) losses on derivative instruments

Net (gains) losses on derivative instruments were principally comprised of amounts relating to foreign exchange contracts.